Organization, Description of Business and Going Concern (Details) - USD ($)			12 Months Ended
	May 02, 2023	Aug. 29, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Description of Business and Going Concern [Line Items]
Incorporated date			Aug. 29, 2022
Ordinary shares denominated			2,436,907	759,107
Stockholders' equity note, stock split	effected a 1-for-2,600 share forward split		the Company’s shareholders approved a 1-for-2,600 share forward split of the Company’s authorized and issued ordinary shares, whereby each issued share was subdivided into 2,600 shares
Net loss (in Dollars)			$ (8,692,909)	$ (6,775,419)	$ (5,162,454)
Cash flows from operating activities (in Dollars)			(2,925,465)	(6,987,201)	$ (7,160,538)
Accumulated deficit (in Dollars)			(38,635,083)	$ (30,100,945)
Gross proceeds (in Dollars)			1,000,000
Equity line of credit (in Dollars)			$ 20,000,000
Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Share forward split		43,274,400
New Retail International Pte Ltd. [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired			100.00%
Ordinary shares denominated		16,644
New Retail International Pte Ltd. [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired		100.00%
New Retail International Pte Ltd. [Member] | Share Swap Agreement [Member]
Organization, Description of Business and Going Concern [Line Items]
Percentage acquired		100.00%
New Retail International Pte Ltd. [Member] | SGD [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated		8,202
Preferred shares denominated		3,440
New Retail International Pte Ltd. [Member] | USD [Member]
Organization, Description of Business and Going Concern [Line Items]
Preferred shares denominated		5,002
Webuy [Member]
Organization, Description of Business and Going Concern [Line Items]
Ordinary shares denominated		16,644